TRANSFERS OF FINANCIAL ASSETS - Schedule of Transferred Assets and Liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	[1]	£ 206,771	£ 191,169
Financial assets at fair value through other comprehensive income		28,137	27,603
Financial assets at amortised cost:
Loans and advances to customers	[1]	448,567	440,200
Notes in issue
Financial assets at amortised cost:
Medium-term notes issued		21,114	28,431
Securitisation programmes | Notes in issue
Financial assets at amortised cost:
Medium-term notes issued		27,715	31,899
Securitisation programmes | Notes in issue | Less held by the Group
Financial assets at amortised cost:
Medium-term notes issued		24,010	27,448
Carrying value of transferred assets | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss		4,345	5,791
Financial assets at fair value through other comprehensive income		8,085	6,025
Carrying value of transferred assets | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers		31,406	34,584
Carrying value of associated liabilities | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss		2,030	2,512
Financial assets at fair value through other comprehensive income		6,244	5,105
Carrying value of associated liabilities | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers		£ 3,705	£ 4,451

[1]	See note 1 regarding changes to presentation.